(Losses)/earnings per shares	12 Months Ended
Dec. 31, 2024
(Loss)/profit per share for the loss attributable to owners of the Company (in dollar)
(Losses)/earnings per shares

9.	(Losses)/earnings per shares

	2024	2023	2022
	S$	S$	S$

(Loss)/profit for the year	(5,507,764)	(2,094,169)	1,635,901

Weighted average number of ordinary shares for the purpose of calculating the basic (losses)/earnings per share (Note)	8,005,257	6,648,266	864,691
Effect of dilutive potential ordinary shares:
- Adjustments on RCCPS (Note)	-	-	5,589,060

Weighted average number of ordinary shares for the purpose of calculating the dilutive (losses)/earnings per share	8,005,257	6,648,266	6,453,751

Note:	The weighted average number of ordinary shares has been adjusted to reflect the share consolidation on February 18, 2024, which occurred during the year ended December 31, 2024. For details, please refer to Note 16 to the consolidated financial statements.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)